Consolidated Statements of Shareholders' Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Jun. 30, 2020	$ 452		$ 25,572,545	$ (10,280,741)	$ (352,649)	$ 5,659,589	$ 20,599,196
Balance (in Shares) at Jun. 30, 2020	4,518,865
Issuance of ordinary shares for professional services	$ 86		4,632,621				4,632,707
Issuance of ordinary shares for professional services (in Shares)	863,335
Issuances of ordinary shares in connection with certain private placements	$ 380		14,126,275				14,126,655
Issuances of ordinary shares in connection with certain private placements (in Shares)	3,797,488
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 1,033		34,066,682				34,067,715
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	10,325,000
Issuance of ordinary shares in connection with exercise of warrant	$ 18		809,768				809,786
Issuance of ordinary shares in connection with exercise of warrant (in Shares)	179,942
Issuance of ordinary shares in connection with earn-out payment	$ 70		1,709,930				1,710,000
Issuance of ordinary shares in connection with earn-out payment (in Shares)	700,000
Net loss (income) for the year				(8,132,886)		89,773	(8,043,113)
Foreign currency translation adjustment					(2,428,836)		(2,428,836)
Balance at Jun. 30, 2021	$ 2,039		80,917,821	(18,413,627)	(2,781,485)	5,749,362	65,474,110
Balance (in Shares) at Jun. 30, 2021	20,384,630
Issuances of ordinary shares in connection with certain private placements	$ 6,616		54,339,509				54,346,125
Issuances of ordinary shares in connection with certain private placements (in Shares)	66,157,164
Repurchase of warrants			(6,439,200)				(6,439,200)
Share-based compensation with employees		$ 98	653,154				653,252
Share-based compensation with employees (in Shares)		975,000
Share-based compensation with non-employees	$ 1,523		4,967,700				4,969,223
Share-based compensation with non-employees (in Shares)	15,232,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 1,500		20,808,500				20,810,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	15,000,000
Net loss (income) for the year				(24,325,708)		(1,497,967)	(25,823,675)
Foreign currency translation adjustment					(552,315)		(552,315)
Balance at Jun. 30, 2022	$ 11,678	$ 98	155,247,484	(42,739,335)	(3,333,800)	4,251,395	113,437,520
Balance (in Shares) at Jun. 30, 2022	116,773,794	975,000
Issuances of ordinary shares in connection with certain private placements
Repurchase of warrants
Share-based compensation with employees		$ 98	124,962				125,060
Share-based compensation with employees (in Shares)		975,015
Share-based compensation with non-employees	$ 1,528		4,456,202				4,457,730
Share-based compensation with non-employees (in Shares)	15,281,601
Investment for an affiliate	$ 1,355,695						1,355,695
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 2,354		7,060,144				7,062,498
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	23,541,660
Net loss (income) for the year				(92,158,726)		(82,153)	(92,240,879)
Foreign currency translation adjustment					(565,105)		(565,105)
Disposition of Discontinued operation						(4,733,530)	(4,733,530)
Balance at Jun. 30, 2023	$ 1,371,255	$ 196	$ 166,888,792	$ (134,898,061)	$ (3,898,905)	$ (564,288)	$ 28,898,989
Balance (in Shares) at Jun. 30, 2023	155,597,055	1,950,015